Discontinued Operations (Narrative) (Details) - Discontinued Operations, Disposed of by Sale - USD ($) $ / shares in Units, $ in Billions	May 18, 2020	May 15, 2020
BlackRock, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses		$ 14.2
Divestiture of business, transaction expenses		0.2
Gain (loss) on sale of disposal group		$ 4.3
Discontinued operations, number of shares contributed	500,000
BlackRock, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of stock, price per share (in dollars per share)		$ 414.96
Stock repurchased in period (in shares)		2,650,000
Registered Secondary Offering | BlackRock, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		31,600,000
Sale of stock, price per share (in dollars per share)		$ 420